Stock-Based Compensation Plans - Additional information (Details) - USD ($)	12 Months Ended
	Jan. 31, 2024	Jan. 31, 2023	Jan. 31, 2022
Stock-Based Compensation Plans
Amount before allocation of valuation allowances of deferred tax asset	$ 1,000,000.0	$ 800,000
Tax benefit realized in connection with stock options exercised	$ 400,000	$ 100,000	$ 100,000
Number of stock options outstanding (in shares)	1,568,551	1,593,433	1,319,279
Granted, shares (in shares)	278,845	356,014	271,025
Weighted average grant-date fair value of options (in dollars per share)	$ 26.19	$ 18.47	$ 16.77
Intrinsic value of options	$ 13,200,000	$ 2,500,000	$ 3,700,000
Range of exercise prices, lower limit (in dollars per share)	$ 22.16
Range of exercise prices, upper limit (in dollars per share)	$ 79.89
Employee Stock Option
Stock-Based Compensation Plans
Total unrecognized compensation cost	$ 8,900,000
Weighted average period (year)	2 years 6 months
Grant-date fair value of options (in dollars per share)	$ 5,400,000
PSU
Stock-Based Compensation Plans
Total unrecognized compensation cost	$ 9,700,000
Weighted average period (year)	1 year 8 months 12 days
Fair value other than options (in dollars per share)	$ 4,600,000
RSU
Stock-Based Compensation Plans
Total unrecognized compensation cost	$ 4,500,000
Weighted average period (year)	1 year 8 months 12 days
Grant-date fair value of options (in dollars per share)	$ 3,900,000
Shareholder-approved stock options plan
Stock-Based Compensation Plans
Number of shares available for grant (in shares)	2,442,749
Total unrecognized compensation cost	$ 1,568,551
Granted, shares (in shares)	278,845	356,014
Weighted average grant-date fair value of options (in dollars per share)	$ 26.19	$ 18.47
Deferred share unit plan
Stock-Based Compensation Plans
Total unrecognized compensation cost	$ 0	$ 0
Deferred share units outstanding number (in shares)	311,081	283,338
Deferred compensation share-based arrangements, liability, current and noncurrent	$ 27,300,000	$ 20,600,000
Deferred share units grants in period (in shares)	27,743
Deferred share units redeemed and settled in cash (in shares)	0
Deferred share units compensation expense	$ 6,700,000	3,200,000	4,500,000
Cash-settled restricted share unit
Stock-Based Compensation Plans
Total unrecognized compensation cost	800,000	700,000
Deferred compensation share-based arrangements, liability, current and noncurrent	200,000	400,000
Cash settled restricted share units compensation expense	$ 600,000	$ 800,000	$ 1,300,000